Summary of Significant Accounting Policies - Accounts Receivable (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Oct. 17, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Nature of Operations, Background, and Basis of Presentation [Abstract].
Accounts receivable		$ 1,403		$ 2,269	$ 3,454
Allowance for doubtful accounts				0	75
Credit loss expense (recovery)		$ 30	$ (45)	17	75
Non-cash charge	$ 760			760
Earned revenue accrued but not billed				$ 0	$ 0